Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	[1]	$ 1,234.3	$ 1,187.8	$ 1,212.8
Cost of sales, excluding depreciation and amortization	[1]	(558.0)	(488.2)	(504.2)
Depreciation and amortization	[1]	(450.3)	(170.1)	(171.6)
Selling, general and administrative expenses	[1]	(270.2)	(277.1)	(295.6)
Research and development expenses	[1]	(54.4)	(51.2)	(58.0)
Restructuring benefit (expenses)	[1]	(2.5)	(13.4)	(14.8)
Operating profit (loss)	[1]	(101.2)	187.8	168.6
Interest expense	[1]	(144.5)	(148.9)	(134.7)
Other income (expense), net	[1]	20.6	23.5	(5.2)
Income (loss) before income taxes	[1]	(225.1)	62.4	28.7
Income tax expense	[1]	(64.3)	(54.8)	(52.4)
Consolidated net income (loss)	[1]	$ (289.4)	$ 7.6	$ (23.7)
Earnings per share
Basic earnings (loss) per share	[1]	$ (4.64)	$ (1.23)	$ (1.71)
Diluted earnings (loss) per share	[1]	$ (4.64)	$ (1.23)	$ (1.71)

[1]	The notes are an integral part of these consolidated financial statements.